SUPPLEMENTAL FINANCIAL INFORMATION (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	$ (4,236)	$ (4,125)
Interest Income
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	291	594
Interest Expense
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(4)	(9)
Accretion Expense-Deferred Revenue
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(3,058)	(3,203)
Accretion Expense-Post-employment Benefits
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(57)	(70)
Accretion Expense-Reclamation Obligations
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(1,352)	(1,361)
Accretion Expense-Debt Obligations
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	$ (56)	$ (76)